BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of Preparation (Details)		4 Months Ended
	Feb. 25, 2022 vessel	Jun. 30, 2022 legalEntity
Trading Activity, Gains and Losses, Net [Line Items]
Number of entities acquired | legalEntity		13
Vessel SPA
Trading Activity, Gains and Losses, Net [Line Items]
Number of vessels acquired | vessel	8